Cover	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	AVIAT NETWORKS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33278
Entity Tax Identification Number	20-5961564
Title of 12(b) Security	Common Stock, par value, $0.01 per share
Trading Symbol	AVNW
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001377789
Amendment Flag	false